SUBSEQUENT EVENTS (Details) $ in Millions	6 Months Ended
Dec. 31, 2022 USD ($)
Subsequent Event | Amendment to the original licensing and collaboration agreement | Maximum
Subsequent Event [Line Items]
Expected loss	$ 50.0